Deferred Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	£ 57	£ 57	[1]
Applicable tax rate	25.00%
Deferred tax liability (asset)	£ (20)	(17)
Gross Amount	547	721
Assets and liabilities classified as held for sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross Amount	137	392
Trading losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	14	19
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	218	22
Temporary Differences Interest Limitations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	193
Temporary Differences Associated with Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	275	£ 229
Other Temporary Differences right of use assets deferred tax asset [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	66
Other Temporary Differences right of use assets deferred tax liability [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	50
Other Temporary Differences accelerated capital allowances [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	13
Other Temporary Differences sharebased payments [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	£ 9
Top of range [member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	5 years

[1]	Comparative balances have been restated – see Note 1b.